Intangible Assets, Net - Estimated future amortization (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net
2025	$ 70,488
2026	70,488
2027	70,488
2028	70,488
2029	70,488
Thereafter	264,532
Total	$ 616,972	$ 666,108